Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash and cash equivalents	$ 40,753	$ 76,793	$ 26,254	$ 3,035	$ 6,759	$ 6,439
Restricted cash - current	51		5,118
Restricted cash - non-current	543	355	350	394
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 41,347	$ 77,148	$ 31,722	$ 3,429